Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Components of inventories

	March 31, 2013	December 31, 2012
Raw materials	$60.8	$58.0
Work in process	29.2	30.0
Finished products	87.1	87.3

	$177.1	$175.3